Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
Supplement [Text Block]	fef4_SupplementTextBlock	Federated Prudent Absolute Return Fund

(formerly, Federated Market Opportunity Fund)

A Portfolio of Federated Equity Funds

CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund.
Federated Prudent Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef4_SupplementTextBlock	Federated Prudent Absolute Return Fund

(formerly, Federated Market Opportunity Fund)

A Portfolio of Federated Equity Funds

CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund.